CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - Redeemable Convertible Preferred Stock - (Details) - shares	Sep. 30, 2021	Jun. 21, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	0		1,291,012	1,291,012	1,291,012
Initial Public Offering
Class of Stock [Line Items]
Outstanding preferred stock	0	1,291,012
Convertible preferred stock, shares issued upon conversion		1,291,012